Offerings - Offering: 1	Aug. 09, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2031
Maximum Aggregate Offering Price	$ 498,865,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,632.47
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (File No. 333-272154) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.